Financial instruments - fair values and risk management - Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies (Detail) - Not designated as cash flow hedging instruments - Forward contract - Currency risk - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
€ exchange rate +10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Increase (decrease) through foreign exchange of exposure against other currencies	€ 1,934	€ 43,486
€ exchange rate +5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Increase (decrease) through foreign exchange of exposure against other currencies	967	21,743
€ exchange rate -5%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Increase (decrease) through foreign exchange of exposure against other currencies	(967)	(21,743)
€ exchange rate -10%
Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies
Increase (decrease) through foreign exchange of exposure against other currencies	€ (1,934)	€ (43,486)